Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events:

16.       Subsequent Events:

a) On May 27, 2019, the Company entered into an en bloc definitive agreement with entities controlled by Delphin Shipping, LLC (“Delphin”), an entity affiliated with Kelso & Company, pursuant to which it agreed to acquire 11 operating dry bulk vessels (the “Delphin Vessels”) for an aggregate purchase price of $139.5 million (“Delphin Purchase Price”), which was paid in (a) $80.0 million of cash and (b) 4.503 million common shares of Star Bulk (the “Delphin Consideration Shares”) (collectively, the “Delphin Vessel Acquisition”). The Company has secured exhaust gas cleaning systems (the “Delphin Scrubbers”) for all of the Delphin Vessels. The cash portion of the Purchase Price will be financed through proceeds of a new seven-year finance lease of up to $91.4 million with China Merchants Bank Leasing, and an additional tranche of $15.0 million for financing of the Delphin Scrubbers. Delphin has agreed not to sell, contract to sell, or otherwise dispose more than 2,251,685 of the Consideration Shares prior to November 23, 2019. All 11 Delphin Vessels had been delivered to the Company as of September 30, 2019.

b) In July 2019, the Company entered into an agreement to sell the Star Challenger and simultaneously entered into a bareboat charter party contract with Kyowa Sansho Co. Ltd. (see Note 7).

c) Subsequent to June 30, 2019, the Company entered into the NTT Facility and the CEXIM $106,470 Facility (see Note 9).

d) Subsequent to June 30, 2019, the Company drew down an amount of (i) $2.8 million under the ING $100.6 million Facility, (ii) $24.75 million under the DNB $310.0 million Facility, (iii) $3.3 million under the Atradius Facility and (iv) $1.26 million under the SEB Facility (see Note 9). In addition the Company recognized additional lease liabilities of $7.56 million under the lease agreements with CMBL. All the above mentioned amounts were used to finance our scrubber installation program. Following these drawdowns as of the date of this report, the undrawn portion of scrubber-related financing under all of our debt and lease agreements is $ 87.62 million.

e) As part of the Company’s share repurchase program discussed in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report, subsequent to June 30, 2019 the Company repurchased 1,020,000 shares from a non-related party shareholder in a private transaction at a price of $8.40 per share, for an aggregate consideration of $8.6 million and 43,873 shares in open market transactions at an average price of $8.98 for an aggregate consideration of $394. The repurchased shares were cancelled and removed from the Company’s share capital as of the date of this report.